Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS				March 31, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 35.8%
	CORPORATE BONDS 30.4%
	COMMUNICATION SERVICES 1.3%
$1,000,000	Time Warner Cable Inc	4.125%	02/15/21	$1,002,956
1,000,000	Viacom Inc	3.875%	04/01/24	978,537
500,000	Interpublic Group of Cos Inc/The	4.200%	04/15/24	506,533
1,000,000	CBS Corp	3.500%	01/15/25	931,698
1,688,000	Netflix Inc	5.875%	11/15/28	1,803,628
2,000,000	Comcast Corp	4.250%	01/15/33	2,336,595
1,000,000	Verizon Communications Inc	4.400%	11/01/34	1,167,142
1,000,000	AT&T Inc	4.500%	05/15/35	1,065,772
				9,792,861
	CONSUMER DISCRETIONARY 2.1%
1,000,000	Best Buy Co Inc	5.500%	03/15/21	1,019,438
1,000,000	Harley-Davidson Financial Services Inc (g)	4.050%	02/04/22	977,757
500,000	Whirlpool Corp	4.700%	06/01/22	525,117
1,000,000	Block Financial LLC	5.500%	11/01/22	1,005,645
1,000,000	General Motors Financial Co Inc	3.700%	05/09/23	899,488
1,000,000	General Motors Financial Co Inc	4.250%	05/15/23	904,297
1,000,000	Advance Auto Parts Inc	4.500%	12/01/23	1,027,547
1,000,000	General Motors Financial Co Inc	3.950%	04/13/24	906,196
2,000,000	Coach Inc	4.250%	04/01/25	1,837,829
250,000	General Motors Co	4.000%	04/01/25	210,836
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	885,601
1,064,000	Block Financial LLC	5.250%	10/01/25	1,066,406
1,500,000	Ford Motor Co	4.346%	12/08/26	1,170,420
1,000,000	General Motors Co	4.200%	10/01/27	826,300
1,000,000	AutoNation Inc	3.800%	11/15/27	886,244
1,000,000	Metropolitan Opera Association Inc	4.349%	10/01/32	1,180,913
750,000	Hasbro Inc	5.100%	05/15/44	625,111
				15,955,145
	CONSUMER STAPLES 1.3%
2,430,000	Land O' Lakes Inc (g)	6.000%	11/15/22	2,521,125
500,000	Land O' Lakes Inc	7.250%	07/14/27	440,000
1,949,000	Land O' Lakes Capital Trust I (g)	7.450%	03/15/28	1,949,000
2,500,000	Land O' Lakes Inc	7.000%	12/18/28	2,125,000
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.700%	02/01/36	1,047,242
1,000,000	Walgreens Boots Alliance Inc	4.800%	11/18/44	991,916
1,000,000	Molson Coors Brewing Co	4.200%	07/15/46	893,904
				9,968,187
	ENERGY 0.8%
1,170,000	ONEOK Inc	4.250%	02/01/22	1,128,667
140,000	Gulf South Pipeline Co LP	4.000%	06/15/22	133,568
1,020,000	TechnipFMC PLC (b)	3.450%	10/01/22	974,711
1,500,000	Sunoco Logistics Partners Operations LP	3.450%	01/15/23	1,292,284
2,300,000	Murphy Oil Corp	6.875%	08/15/24	1,362,750
500,000	Kinder Morgan Energy Partners LP	4.250%	09/01/24	488,674
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	792,366
500,000	Murphy Oil Corp (f)	5.875%	12/01/42	204,950
				6,377,970
	FINANCIALS 13.5%
450,000	Compass Bank	5.500%	04/01/20	450,000
1,000,000	HSBC Holdings PLC (b)	3.400%	03/08/21	1,005,499
1,000,000	Nationwide Financial Services Inc (g)	5.375%	03/25/21	1,011,466
1,000,000	Capital One Financial Corp	4.750%	07/15/21	1,029,052
500,000	Goldman Sachs Group Inc/The	5.250%	07/27/21	516,037
3,000,000	Primerica Inc	4.750%	07/15/22	3,099,574
2,833,000	Infinity Property & Casualty Corp	5.000%	09/19/22	2,757,566
2,000,000	OneBeacon US Holdings Inc	4.600%	11/09/22	2,155,050
1,000,000	Standard Chartered PLC (b)(g)	3.950%	01/11/23	953,476
500,000	First American Financial Corp	4.300%	02/01/23	503,179
4,073,000	Assurant Inc	4.000%	03/15/23	4,202,570
3,000,000	Liberty Mutual Group Inc (g)	4.250%	06/15/23	3,054,298
500,000	Assurant Inc	4.200%	09/27/23	531,187
500,000	CNA Financial Corp	7.250%	11/15/23	561,606
500,000	Pacific Life Insurance Co (g)	7.900%	12/30/23	602,553
1,000,000	Moody's Corp	4.875%	02/15/24	1,080,835
1,000,000	HSBC Holdings PLC (b)	4.250%	03/14/24	1,026,161
540,000	Wintrust Financial Corp	5.000%	06/13/24	561,812

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS				March 31, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIALS (continued)
$2,250,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	$2,148,357
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,064,059
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,531,832
1,500,000	Stifel Financial Corp	4.250%	07/18/24	1,525,937
1,000,000	Citigroup Inc	4.000%	08/05/24	1,020,402
3,000,000	Synchrony Financial	4.250%	08/15/24	2,888,019
2,800,000	Brown & Brown Inc	4.200%	09/15/24	2,953,038
2,000,000	Old Republic International Corp	4.875%	10/01/24	2,112,111
2,000,000	TIAA Asset Management Finance Co LLC (g)	4.125%	11/01/24	1,909,832
3,000,000	American Express Co	3.625%	12/05/24	3,088,116
1,627,000	Associated Banc-Corp	4.250%	01/15/25	1,675,571
4,000,000	Kemper Corp	4.350%	02/15/25	4,096,748
1,050,000	TCF National Bank	4.600%	02/27/25	1,057,663
1,000,000	BBVA USA	3.875%	04/10/25	946,540
250,000	Liberty Mutual Insurance Co (g)	8.500%	05/15/25	298,948
1,000,000	Prudential Insurance Co of America/The (g)	8.300%	07/01/25	1,208,994
3,000,000	American International Group Inc	3.750%	07/10/25	3,002,799
1,000,000	Synchrony Financial	4.500%	07/23/25	977,931
2,000,000	Janus Capital Group Inc (b)	4.875%	08/01/25	2,030,565
2,000,000	HSBC Holdings PLC (b)	4.250%	08/18/25	2,065,172
4,000,000	Capital One Financial Corp	4.200%	10/29/25	3,954,048
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,522,595
2,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	2,088,862
1,000,000	Wells Fargo & Co	4.100%	06/03/26	1,062,066
2,000,000	MSCI Inc (g)	4.750%	08/01/26	1,970,000
3,290,000	Old Republic International Corp	3.875%	08/26/26	3,376,543
500,000	Morgan Stanley	4.350%	09/08/26	529,635
500,000	Raymond James Financial Inc	3.625%	09/15/26	505,178
1,000,000	Citigroup Inc	4.300%	11/20/26	1,046,126
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	1,075,416
4,000,000	Mercury General Corp	4.400%	03/15/27	4,334,417
450,000	Athene Holding Ltd (b)	4.125%	01/12/28	406,396
250,000	Provident Cos Inc	7.250%	03/15/28	309,981
2,000,000	E*TRADE Financial Corp	4.500%	06/20/28	2,047,117
500,000	Farmers Exchange Capital (g)	7.050%	07/15/28	648,662
1,000,000	Lazard Group LLC	4.375%	03/11/29	1,010,810
2,500,000	Wintrust Financial Corp	4.850%	06/06/29	2,428,228
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	475,335
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	574,293
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	500,228
538,000	Bank of America Corp	4.000%	08/15/34	528,646
3,000,000	Fulton Financial Corp (f)	3.750%	03/15/35	3,114,918
500,000	Swiss Re Treasury US Corp (g)	4.250%	12/06/42	629,477
500,000	Principal Financial Group Inc	4.350%	05/15/43	554,860
2,500,000	M&T Bank Corp (f)	5.125%	12/29/49	2,400,000
				101,798,392
	HEALTH CARE 1.6%
1,000,000	Quest Diagnostics Inc	4.700%	04/01/21	1,011,510
2,000,000	Mylan Inc/PA	4.200%	11/29/23	2,026,959
500,000	Wyeth LLC	6.450%	02/01/24	580,230
3,000,000	Actavis Funding SCS (b)	3.800%	03/15/25	3,071,532
1,400,000	Baxalta Inc	4.000%	06/23/25	1,469,725
400,000	Bristol-Myers Squibb Co (g)	3.875%	08/15/25	458,180
1,000,000	Cigna Corp (g)	4.500%	02/25/26	1,078,120
1,400,000	CVS Health Corp	4.780%	03/25/38	1,548,037
1,000,000	UnitedHealth Group Inc	3.500%	08/15/39	1,078,435
				12,322,728

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS				March 31, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIALS 2.7%
$500,000	IDEX Corp	4.200%	12/15/21	$508,475
500,000	GATX Corp	4.750%	06/15/22	522,867
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp (g)	4.875%	07/11/22	519,978
1,850,000	MasTec Inc	4.875%	03/15/23	1,688,144
1,000,000	GATX Corp	3.900%	03/30/23	1,035,953
1,000,000	Flowserve Corp	4.000%	11/15/23	999,654
2,126,000	Air Lease Corp	4.850%	02/01/24	2,087,347
2,350,000	Tennant Co	5.625%	05/01/25	2,261,875
1,500,000	Hillenbrand Inc	4.500%	09/15/26	1,528,319
500,000	Toro Co/The	7.800%	06/15/27	631,130
2,000,000	Kennametal Inc	4.625%	06/15/28	2,020,327
500,000	Fluor Corp	4.250%	09/15/28	337,024
2,000,000	Steelcase Inc	5.125%	01/18/29	2,405,902
1,000,000	Oshkosh Corp	3.100%	03/01/30	968,046
2,000,000	Eaton Corp	4.000%	11/02/32	2,066,809
1,000,000	FedEx Corp	4.100%	04/15/43	873,309
				20,455,159
	INFORMATION TECHNOLOGY 4.3%
500,000	Broadridge Financial Solutions Inc	3.950%	09/01/20	501,741
81,000	Hewlett-Packard Co	3.750%	12/01/20	80,707
750,000	Hewlett-Packard Co	4.300%	06/01/21	781,329
500,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	4.420%	06/15/21	499,890
2,000,000	NetApp Inc	3.375%	06/15/21	2,005,021
1,500,000	Symantec Corp	3.950%	06/15/22	1,501,456
500,000	Western Union Co/The	4.250%	06/09/23	531,224
2,000,000	Diamond 1 Finance Corp / Diamond 2 Finance Corp (g)	5.450%	06/15/23	2,055,302
700,000	DXC Technology Co	4.250%	04/15/24	722,969
500,000	Motorola Solutions Inc	4.000%	09/01/24	495,077
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	970,729
1,514,000	Autodesk Inc	4.375%	06/15/25	1,618,857
1,000,000	Juniper Networks Inc	4.350%	06/15/25	990,059
2,000,000	Hewlett Packard Enterprise Co (f)	4.900%	10/15/25	2,105,781
1,500,000	Dell International LLC / EMC Corp (g)	6.020%	06/15/26	1,548,123
1,000,000	DXC Technology Co	4.750%	04/15/27	995,953
2,000,000	Motorola Solutions Inc	4.600%	02/23/28	2,038,203
1,500,000	Trimble Inc	4.900%	06/15/28	1,614,176
1,000,000	Fiserv Inc	4.200%	10/01/28	1,081,993
1,500,000	Broadcom Inc (g)	4.750%	04/15/29	1,521,529
1,000,000	Juniper Networks Inc	3.750%	08/15/29	968,977
1,000,000	Dell International LLC / EMC Corp (g)	5.300%	10/01/29	1,020,121
3,000,000	Intel Corp	4.000%	12/15/32	3,534,797
2,000,000	Leidos Inc	5.500%	07/01/33	1,849,555
1,500,000	Western Union Co/The	6.200%	11/17/36	1,443,142
				32,476,711
	MATERIALS 2.1%
500,000	Carpenter Technology Corp	5.200%	07/15/21	480,347
175,000	Mosaic Co/The	3.750%	11/15/21	158,366
1,000,000	Domtar Corp	4.400%	04/01/22	1,023,410
750,000	RPM International Inc	3.450%	11/15/22	754,353
2,000,000	Mosaic Co/The	4.250%	11/15/23	1,894,650
1,000,000	Steel Dynamics Inc	5.500%	10/01/24	972,092
1,000,000	Freeport-McMoRan Inc	4.550%	11/14/24	942,000
756,000	Eastman Chemical Co	3.800%	03/15/25	764,818
865,000	Union Carbide Corp	7.500%	06/01/25	970,929
2,000,000	DowDuPont Inc	4.493%	11/15/25	2,153,874
200,000	Worthington Industries Inc	4.550%	04/15/26	217,406
782,000	HB Fuller Co	4.000%	02/15/27	649,060
1,500,000	Cabot Corp	4.000%	07/01/29	1,646,874
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,228,664
1,000,000	Alcoa Inc	5.950%	02/01/37	870,000
1,000,000	Newmont Mining Corp	4.875%	03/15/42	1,172,407
				15,899,250

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS				March 31, 2020

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	REAL ESTATE 0.2%
$1,000,000	CBRE Services Inc	5.250%	03/15/25	$1,076,615
350,000	CBRE Services Inc	4.875%	03/01/26	364,634
				1,441,249
	UTILITIES 0.5%
75,000	National Fuel Gas Co	3.750%	03/01/23	70,141
1,060,000	PSEG Power LLC	4.300%	11/15/23	1,060,807
250,000	Jersey Central Power & Light Co (g)	4.300%	01/15/26	270,181
2,000,000	National Fuel Gas Co	3.950%	09/15/27	1,635,117
1,000,000	National Fuel Gas Co	4.750%	09/01/28	923,638
				3,959,884

	TOTAL CORPORATE BONDS			230,853,786

	ASSET BACKED SECURITIES 2.9%
327,160	America West Airlines 2000-1 Pass Through Trust	8.057%	07/02/20	327,232
325,458	American Airlines 2011-1 Class A Pass Through Trust	5.250%	01/31/21	318,955
269,524	Air Canada 2013-1 Class B Pass Through Trust (g)	5.375%	05/15/21	268,266
195,018	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264%	11/20/21	192,944
294,882	United Airlines 2014-1 Class B Pass Through Trust	4.750%	04/11/22	288,240
152,094	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	04/19/22	151,160
171,146	Southwest Airlines Co 2007-1 Pass Through Trust	6.150%	08/01/22	173,685
444,502	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	08/10/22	444,431
43,566	United Airlines 2014-2 Class B Pass Through Trust	4.625%	09/03/22	40,145
376,432	American Airlines 2014-1 Class B Pass Through Trust	4.375%	10/01/22	359,303
1,000,000	United Airlines 2015-1 Class A Pass Through Trust	3.700%	12/01/22	966,933
460,272	US Airways 2010-1 Class A Pass Through Trust	6.250%	04/22/23	462,662
1,966,843	American Airlines 2015-1 Class B Pass Through Trust	3.700%	05/01/23	1,842,050
1,049,634	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	07/30/23	994,646
609,211	American Airlines 2015-2 Class B Pass Through Trust	4.400%	09/22/23	499,282
246,306	US Airways 2011-1 Class A Pass Through Trust	7.125%	10/22/23	251,542
2,606,944	American Airlines 2016-1 Class B Pass Through Trust	5.250%	01/15/24	2,542,776
867,400	Spirit Airlines Pass Through Trust 2015-1B	4.450%	04/01/24	835,246
1,300,901	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	10/29/24	1,214,313
897,518	American Airlines 2017-1 Class B Pass Through Trust	4.950%	02/15/25	771,889
764,113	United Airlines 2013-1 Class A Pass Through Trust	4.300%	08/15/25	701,520
823,233	American Airlines 2016-3 Class B Pass Through Trust	3.750%	10/15/25	621,440
652,360	US Airways 2013-1 Class A Pass Through Trust	3.950%	11/15/25	623,540
1,657,407	United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/26	1,309,162
1,775,385	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,562,755
642,851	United Airlines 2014-1 Class A Pass Through Trust	4.000%	04/11/26	633,928
518,344	United Airlines 2014-2 Class A Pass Through Trust	3.750%	09/03/26	502,968
1,413,100	American Airlines 2014-1 Class A Pass Through Trust	3.700%	10/01/26	1,311,395
361,543	American Airlines 2015-1 Class A Pass Through Trust	3.375%	05/01/27	305,946
507,405	American Airlines 2015-2 Class A Pass Through Trust	4.000%	09/22/27	450,082
155,625	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	09/22/27	142,055
103,296	Spirit Airlines Pass Through Trust 2015-1A	4.100%	04/01/28	90,914
922,326	British Airways 2018-1 Class A Pass Through Trust (b)(g)	4.125%	09/20/31	804,477
				22,005,882
	US GOVERNMENT OBLIGATIONS 1.5%
7,000,000	United States Treasury Note/Bond	2.625%	02/15/29	8,181,797
2,000,000	United States Treasury Note/Bond	3.000%	02/15/49	2,786,484
				10,968,281
	MUNICIPAL BONDS 1.0%
500,000	DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee	3.017%	02/01/36	502,765
1,000,000	Crowley Independent School District	3.010%	08/01/38	1,015,430
850,000	Worthington Independent School District No 518	3.300%	02/01/39	857,242
750,000	Allen Independent School District	3.148%	02/15/39	766,815
610,000	Rockwall Independent School District	3.091%	02/15/39	628,696
945,000	City of Minnetonka MN	3.050%	02/01/40	943,479
800,000	Utah Transit Authority	3.443%	12/15/42	812,600
500,000	BAC Capital Trust XIV (f)	4.00%	03/15/43	406,250
1,000,000	Michigan State University	4.496%	08/15/48	1,116,930
				7,050,207

	TOTAL FIXED INCOME SECURITIES			$270,471,906
	(cost $271,466,034)

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS		March 31, 2020

Shares	Security Description	Fair Value
	COMMON STOCKS 61.3%
	COMMUNICATION SERVICES 4.6%
20,000	Alphabet Inc (a)	$23,256,200
120,000	Walt Disney Co/The	11,592,000
		34,848,200
	CONSUMER DISCRETIONARY 1.7%
48,000	Home Depot Inc/The	8,962,080
45,000	Target Corp	4,183,650
		13,145,730
	CONSUMER STAPLES 3.8%
112,000	General Mills Inc	5,910,240
50,000	Hershey Co/The	6,625,000
255,000	Hormel Foods Corp	11,893,200
85,000	Sysco Corp	3,878,550
		28,306,990
	ENERGY 1.2%
78,000	Chevron Corp	5,651,880
269,000	Schlumberger Ltd (b)	3,628,810
		9,280,690
	FINANCIALS 9.0%
129,000	American Express Co	11,043,690
244,000	Associated Banc-Corp	3,120,760
198,000	Great Western Bancorp Inc	4,055,040
140,000	JPMorgan Chase & Co	12,604,200
324,000	Principal Financial Group Inc	10,154,160
27,000	Travelers Cos Inc/The	2,682,450
521,000	US Bancorp/MN	17,948,450
218,000	Wells Fargo & Co	6,256,600
		67,865,350
	HEALTH CARE 16.2%
194,000	Abbott Laboratories	15,308,540
57,000	Baxter International Inc	4,627,830
29,000	Bio-Techne Corp	5,498,980
29,000	Bristol-Myers Squibb Co	1,616,460
175,000	Elanco Animal Health Inc (a)	3,918,250
113,000	Eli Lilly & Co	15,675,360
133,000	Johnson & Johnson	17,440,290
197,000	Medtronic PLC (e)	17,765,460
251,000	Pfizer Inc	8,192,640
362,000	Roche Holding AG (d)	14,686,340
70,000	UnitedHealth Group Inc	17,456,600
		122,186,750
	INDUSTRIALS 13.1%
120,000	3M Co	16,381,200
198,000	CH Robinson Worldwide Inc	13,107,600
212,000	Donaldson Co Inc	8,189,560
234,000	Fastenal Co	7,312,500
295,000	Graco Inc	14,375,350
97,000	Honeywell International Inc	12,977,630
225,000	nVent Electric PLC (e)	3,795,750
135,000	Pentair PLC (e)	4,017,600
16,000	Rockwell Automation Inc	2,414,560
115,000	Toro Co/The	7,485,350
97,000	United Parcel Service Inc, Class B	9,061,740
		99,118,840
	INFORMATION TECHNOLOGY 7.1%
281,000	Corning Inc	5,771,740
20,000	Fiserv Inc (a)	1,899,800
7,000	Littelfuse Inc	933,940
131,000	Microsoft Corp	20,660,010
56,000	Motorola Solutions Inc	7,443,520
100,000	QUALCOMM Inc	6,765,000
64,000	Visa Inc	10,311,680
		53,785,690
	MATERIALS 3.9%
105,000	Ecolab Inc	16,362,150
168,000	HB Fuller Co	4,692,240
18,000	Sherwin-Williams Co/The	8,271,360
		29,325,750

Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS		March 31, 2020

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	REAL ESTATE 0.2%
18,000	CoreSite Realty Corp	$2,086,200

	UTILITIES 0.5%
65,000	Xcel Energy Inc	3,919,500

	TOTAL COMMON STOCKS	$463,869,690
	(cost $344,779,074)

	SHORT-TERM INVESTMENTS 2.5%
18,725,634	First American Government Obligations Fund, Class X, 0.430% (c)	$18,725,634
	(cost $18,725,634)

	TOTAL INVESTMENTS 99.6%	$753,067,230
	(cost $634,970,742)

	OTHER ASSETS AND LIABILITIES (NET) 0.4%	2,867,433

	TOTAL NET ASSETS 100.0%	$755,934,663

(a)	Non-income producing.
(b)	Foreign security denominated in U.S. dollars. As of March 31, 2020, these securities represented $16,235,065 or 2.1% of total net assets.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
(d)	American Depositary Receipt.
(e)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

(f)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2020.
(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under the Fund’s liquidity risk management program.  As of March 31, 2020, these securities represented $27,779,755 or 3.7% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2020

The Mairs & Power Balanced Fund (the Balanced Fund) (individually a Fund) is a series within the Mairs & Power Funds (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2020, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

Mairs & Power Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2020

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2020:

Balanced Fund
Level 1*	$482,595,324
Level 2**	270,471,906
Level 3	-
Total	$753,067,230

*   All Level 1 investments are equity securities (common stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 investments during the period ended March 31, 2020.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:
Balanced Fund
Cost of investments	$651,015,496
Gross unrealized appreciation	$279,593,972
Gross unrealized depreciation	(6,235,880)
Net unrealized appreciation	$273,358,092
Undistributed ordinary income	$121,273
Undistributed long-term capital gains	4,059,943
Total distributable earnings	$4,181,216
Other accumulated earnings	-
Total accumulated earnings	$277,539,308